CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Revenues	$ 598,094	$ 618,073	$ 325,454
Cost of sales
Costs of sales	490,627	530,111	292,673
Gross profit	107,467	87,962	32,781
Operating expenses (income)
Selling and marketing	8,055	6,260	2,946
General and administrative	27,198	17,590	6,800
Interest expense	15,920	10,512	1,032
Interest expense, related parties	3,020	6,945	2,776
Other income, net	(3,415)	(789)	(602)
Total operating expenses	50,778	40,518	12,952
Income from operations	56,689	47,444	19,829
Other income (expense)
Loss on change in fair value of earn-out obligation	(17,300)	(100,400)	(89,500)
Interest income	160	433	49
Accretion of share repurchase obligations			(535)
Acquisition-related costs			(295)
Other income (expense), net	(17,140)	(99,967)	(90,281)
Income (loss) from continuing operations before income taxes	39,549	(52,523)	(70,452)
Income tax provision	(13,419)	(10,369)	(3,828)
Income (loss) from continuing operations	26,130	(62,892)	(74,280)
Income from discontinued operations, net of taxes of nil, nil and $3,904, respectively			9,695
Gain on disposal of discontinued operations, net of taxes			5,675
Realization of foreign currency translation gain relating to discontinued operations			5,717
Income from discontinued operations			21,087
Net income (loss)	26,130	(62,892)	(53,193)
Foreign currency translation adjustment	14,072	6,894	148
Realization of foreign currency translation gain relating to discontinued operations			(5,717)
Comprehensive income (loss)	40,202	(55,998)	(58,762)
Basic
Continuing operations	$ 1.11	$ (3.42)	$ (8.26)
Discontinued operations			$ 2.34
Earnings Per Share, Basic, Total	$ 1.11	$ (3.42)	$ (5.92)
Diluted
Continuing operations	$ 1.11	$ (3.42)	$ (8.26)
Discontinued operations			$ 2.34
Earnings Per Share, Diluted, Total	$ 1.11	$ (3.42)	$ (5.92)
Weighted average shares outstanding
Basic	23,538,919	18,415,305	8,991,491
Diluted	23,612,398	18,415,305	8,991,491
Commercial vehicles
Revenues
Revenues	505,618	558,004	308,800
Cost of sales
Costs of sales	86,055	419,383	227,674
Finance and insurance
Revenues
Revenues	92,476	59,405	16,654
Related party | Commercial vehicles
Cost of sales
Costs of sales	404,572	110,728	64,999
Related party | Agency services
Revenues
Revenues		$ 664